UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment [ ]; Amendment Number: ___
  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Mason Capital Management, LLC
Address:   110 East 59th Street, 30th Floor
           New York, NY 10022

Form 13F File Number: 28-10413
                         -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  John Grizzetti
Title: Chief Financial Officer
Phone: (212) 771-1232

Signature, Place, and Date of Signing:

     /s/ Carolyn Parlato              New York, New York       August 13, 2004
    ----------------------------    -----------------------   ------------------
    By Carolyn Parlato                  [City, State]               [Date]
    with Express Permission

Report Type/*/ (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


_________________
* Reports Holdings for which confidential treatment is required.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0
                                          --------------------

Form 13F Information Table Entry Total:            27
                                          --------------------

Form 13F Information Table Value Total:         $240,969
                                          --------------------
                                               (thousands)

Information for which Mason Capital Management, LLC has requested confidential treatment has been omitted and filed separately with the Securities and Exchange Commission.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

       COLUMN 1            COLUMN 2      COLUMN 3    COLUMN 4          COLUMN 5          COLUMN 6    COLUMN 7        COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                                                      VALUE     SHRS OR           PUT/  INVESTMENT    [OTHER      VOTING AUTHORITY
    NAME OF ISSUER      TITLE OF CLASS     CUSIP     (X$1000)   PRN AMT   SH/PRN  CALL  DISCRETION   MANAGERS]  SOLE   SHARED   NONE
    --------------      --------------     -----     --------   -------   ------  ----  ----------   ---------  ----   ------   ----
ALLSTATE CORPORATION     COMMON STOCK    020002101    9,310     200,000                    SOLE                  X

AT&T WIRELESS
SERVICES INC             COMMON STOCK    00209A106    42,498    2,967,730                  SOLE                  X

CONSECO, INC. 27.6000     PREFERRED
EXP 09/10/2008              STOCK        208464123    709       130,741                    SOLE                  X

CONSECO, INC.            COMMON STOCK    208464883    9,950     500,000                    SOLE                  X

EXXON MOBIL CORPORATION  COMMON STOCK    30231G102    9,992     225,000                    SOLE                  X

FRONTLINE LTD            COMMON STOCK    G3682E127    13,874    402,037                    SOLE                  X

GOLAR LNG LTD            COMMON STOCK    G9456A100    9,408     600,000                    SOLE                  X

GREY GLOBAL GROUP INC    COMMON STOCK    39787M108    41,034    41,659                     SOLE                  X

INTERNET CAPITAL
GROUP INC                COMMON STOCK    46059C205    1,540     200,000                    SOLE                  X




LIBERTY MEDIA CORP
NEW CMN SERIES A         COMMON STOCK    530718105    4,495     500,000                    SOLE                  X

LIBERTY MEDIA INTL
INC CMN CLASS A          COMMON STOCK    530719103    927       24,999                     SOLE                  X

MCI INC.                 COMMON STOCK    552691107    1,000     69,300                     SOLE                  X

MICROSOFT CORPORATION    COMMON STOCK    594918104    42,840    1,500,000                  SOLE                  X

NETRATINGS INC           COMMON STOCK    64116M108    11,403    700,000                    SOLE                  X

PEOPLESOFT INC CMN       COMMON STOCK    712713106    12,058    651,800                    SOLE                  X

PRICE COMMUNICATIONS     COMMON STOCK    741437305    1,476     100,000                    SOLE                  X

RURAL CELLULAR CORP
CL A                     COMMON STOCK    781904107    1,774     200,000                    SOLE                  X

SHIP FINANCE
INTERNATIONAL LTD        COMMON STOCK    G81075106    568       38,009                     SOLE                  X

TLC VISION CORP          COMMON STOCK    872549100    12,804    1,100,000                  SOLE                  X

VIAD CORP CMN            COMMON STOCK    92552R109    9,200     340,600                    SOLE                  X

CALL/NYB(NYBGD)
@20 EXP 07/17/2004         OPTION        6494459GD    135       2,000             CALL     SOLE




CALL/PSFT(PQOJD)
@20 EXP 10/16/2004         OPTION        7127149JD    2,750     20,000            CALL     SOLE

PUT/CFC(CFCSK)
@55 EXP 07/17/2004         OPTION        2223739SK    30        4,000             PUT      SOLE

PUT/CFC(CFCSM)
@65 EXP 07/17/2004         OPTION        2223739SM    65        2,000             PUT      SOLE

PUT/CPN(YLNMZ)
@2.5 EXP 01/21/2006        OPTION        1313419MZ    75        1,194             PUT      SOLE

PUT/NYB(NYBSD)
@20 EXP 07/17/2004         OPTION        6494459SD    806       7,500             PUT      SOLE

PUT/NYB(NYBSW)
@17.5 EXP 07/17/2004       OPTION        6494479SW    248       11,000            PUT      SOLE